B8 Trade payables	12 Months Ended
Dec. 31, 2018
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B8 Trade payables

B8 Trade payables

Trade payables

	2018	2017
Trade payables to associated companies and joint ventures	293	286
Trade payables, excluding associated companies and joint ventures	29,590	26,034

Total	29,883	26,320